Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Values and Estimated Useful Lives of Intangible Assets

Carrying values and estimated useful lives of intangible assets as of December 31, 2016, consisted of the following (in thousands):

	Estimated Useful Life	Cost	Accumulated Amortization	Net
Patents	13 years	$2,000	$(1,885)	$115
Trademarks	Indefinite	150	—	150

		$2,150	$(1,885)	$265

Carrying values and estimated useful lives of intangible assets as of December 31, 2015, consisted of the following (in thousands):

	Estimated Useful Life	Cost	Accumulated Amortization	Net
Patents	13 years	$2,000	$(1,731)	$269
Customer agreements	3 years 9 months	2,328	(2,328)	—
Trademarks	Indefinite	150	—	150

		$4,478	$(4,059)	$419